Contingencies And Other Disclosures (Narrative I) (Details)	12 Months Ended				32 Months Ended
	Dec. 31, 2014 USD ($) number	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2007 number	Aug. 31, 2008 USD ($) number	Dec. 25, 2014 USD ($)
Loss Contingencies [Line Items]
Subservicer expenditure reimbursement amount disputed	$ 34,900,000
Stated percentage of voting rights	25.00%
Estimated Litigation Liability	$ 56,200,000
Number of GSEs to which conventional conforming single-family mortgage loans were predominately sold to | number	2
Number of years of the subservicing arrangement					3 years
Percent Of Repurchase Make Whole Claims Related To Private Whole Loan Sales	45.00%
Litigation And Regulatory Matters	$ (2,720,000)	$ 63,654,000	$ 33,313,000
Professional Fees	44,205,000	$ 53,359,000	$ 38,750,000
Mortgage Securitization Litigation [Member]
Loss Contingencies [Line Items]
Investment in proprietary securitizations subject to indemnifications	331,400,000
Investment in proprietary securitizations subject to lawsuits	225,700,000
Debit Transaction Sequencing Matter [Member]
Loss Contingencies [Line Items]
Actual damages sought by plaintiff	5,000,000
Federal Home Loan Bank San Francisco [Member]
Loss Contingencies [Line Items]
Original combined certificate balances of investments subject to subpoena						$ 501,100,000
Current combined certificate balances of investments subject to subpoena						137,800,000
F H Proprietary Securitization [Member]
Loss Contingencies [Line Items]
Number of securitization trusts inactive | number				80
Remaining balance in mortgage loans	6,100,000,000
Federal Home Loan Bank Of Atlanta [Member]
Loss Contingencies [Line Items]
Original combined certificate balances of investments subject to subpoena						56,100,000
Current combined certificate balances of investments subject to subpoena						6,700,000
FHA Insured
Loss Contingencies [Line Items]
Number Of Loans Originated From 2006 to 2008 Divestiture Of The National Mortgage Platform | number					47,817
Amount Of Loans Originated From 2006 to 2008 Divestiture Of The National Mortgage Platform					$ 8,200,000,000
Alternative Mortgage Loans [Member] | F H Proprietary Securitization [Member]
Loss Contingencies [Line Items]
Remaining balance in mortgage loans	4,200,000,000
Jumbo Mortgage Loans [Member] | F H Proprietary Securitization [Member]
Loss Contingencies [Line Items]
Remaining balance in mortgage loans	1,900,000,000
Maximum
Loss Contingencies [Line Items]
Estimated reasonably possible losses in excess of currently established liabilities	120,000,000
Minimum
Loss Contingencies [Line Items]
Estimated reasonably possible losses in excess of currently established liabilities	$ 0
Investments | Mortgage Securitization Litigation [Member]
Loss Contingencies [Line Items]
Ending certificate balance of the investments subject to lawsuits						$ 195,700,000
Investments percentage performing						85.00%
Cumulative losses on investments, percentage of unpaid balance						6.00%